Annual Fund Operating Expenses	Oct. 31, 2026
T-REX 2X LONG TESLA DAILY TARGET ETF | T-REX 2X LONG TESLA DAILY TARGET ETF CLASS
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.05%	[1]
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	1.05%	[2]
T-REX 2X INVERSE TESLA DAILY TARGET ETF | T-REX 2X INVERSE TESLA DAILY TARGET ETF CLASS
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.05%	[3]
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	1.05%	[4]
T-REX 2X LONG NVIDIA DAILY TARGET ETF | T-REX 2X LONG NVIDIA DAILY TARGET ETF CLASS
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.05%	[5]
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	1.05%	[6]
T-REX 2X INVERSE NVIDIA DAILY TARGET ETF | T-REX 2X INVERSE NVIDIA DAILY TARGET ETF CLASS
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.05%	[7]
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	1.05%	[8]

[1]	Under the Investment Advisory Agreement, Tuttle Capital Management, LLC (the “Adviser”), at its own expense and without reimbursement from the Fund, pays all of the expenses of the Fund, excluding the advisory fees, interest expenses, taxes, acquired fund fees and expenses, brokerage commissions and any other portfolio transaction-related expenses and fees arising out of transactions effected on behalf of the Fund, credit facility fees and expenses, including interest expenses, and litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the Fund’s business.
[2]	The cost of investing in swaps, including the embedded cost of the swap and the operating expenses of the referenced assets, is an indirect expense that is not included in the above fee table and is not reflected in the expense example. The total indirect cost of investing in swaps, including the embedded cost of the swap is estimated to be 6.64% for the fiscal period ending June 30, 2027.
[3]	Under the Investment Advisory Agreement, Tuttle Capital Management, LLC (the “Adviser”), at its own expense and without reimbursement from the Fund, pays all of the expenses of the Fund, excluding the advisory fees, interest expenses, taxes, acquired fund fees and expenses, brokerage commissions and any other portfolio transaction-related expenses and fees arising out of transactions effected on behalf of the Fund, credit facility fees and expenses, including interest expenses, and litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the Fund’s business.
[4]	The cost of investing in swaps, including the embedded cost of the swap and the operating expenses of the referenced assets, is an indirect expense that is not included in the above fee table and is not reflected in the expense example. The total indirect cost of investing in swaps, including the embedded cost of the swap is estimated to be 0.90% for the fiscal period ending June 30, 2027.
[5]	Under the Investment Advisory Agreement, Tuttle Capital Management, LLC (the “Adviser”), at its own expense and without reimbursement from the Fund, pays all of the expenses of the Fund, excluding the advisory fees, interest expenses, taxes, acquired fund fees and expenses, brokerage commissions and any other portfolio transaction-related expenses and fees arising out of transactions effected on behalf of the Fund, credit facility fees and expenses, including interest expenses, and litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the Fund’s business.
[6]	The cost of investing in swaps, including the embedded cost of the swap and the operating expenses of the referenced assets, is an indirect expense that is not included in the above fee table and is not reflected in the expense example. The total indirect cost of investing in swaps, including the embedded cost of the swap is estimated to be 7.47% for the fiscal period ending June 30, 2027.
[7]	Under the Investment Advisory Agreement, Tuttle Capital Management, LLC (the “Adviser”), at its own expense and without reimbursement from the Fund, pays all of the expenses of the Fund, excluding the advisory fees, interest expenses, taxes, acquired fund fees and expenses, brokerage commissions and any other portfolio transaction-related expenses and fees arising out of transactions effected on behalf of the Fund, credit facility fees and expenses, including interest expenses, and litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the Fund’s business.
[8]	The cost of investing in swaps, including the embedded cost of the swap and the operating expenses of the referenced assets, is an indirect expense that is not included in the above fee table and is not reflected in the expense example. The total indirect cost of investing in swaps, including the embedded cost of the swap is estimated to be 0.65% for the fiscal period ending June 30, 2027.